Leases (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current right of use leases at beginning	R$ 1,932,588	R$ 2,029,247
Non current right of use leases at beginning	9,258,701	8,705,297
Current right of use leases at beginning	11,191,289	10,734,544
Additions	598,519	3,068,413
Write offs	(92,867)	2,086
Contractual amendment	(103,922)	(308,905)
Payments	(2,514,441)	(2,818,907)
Clearing with deposits	(64,935)	(23,707)
Interest incurred	1,226,101	1,316,619
Interest paid	(93,907)	(58,357)
Exchange rate change	(708,146)	(720,497)
Total right of use leases at ending	9,437,691	11,191,289
Current right of use leases at ending	1,735,958	1,932,588
Non current right of use leases at ending	R$ 7,701,733	R$ 9,258,701
Agreements In Local Currency With Purchase Option [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	18.55%	17.47%
Current right of use leases at beginning	R$ 5,036
Non current right of use leases at beginning	3,313
Current right of use leases at beginning	8,349
Additions	6,421	10,308
Write offs
Contractual amendment
Payments	(5,742)	(1,959)
Clearing with deposits		(0)
Interest incurred	1,238	505
Interest paid	(1,250)	(505)
Exchange rate change		(0)
Total right of use leases at ending	9,016	8,349
Current right of use leases at ending	5,232	5,036
Non current right of use leases at ending	R$ 3,784	R$ 3,313
Agreements In Local Currency Without Purchase Option [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	11.30%	10.52%
Current right of use leases at beginning	R$ 37,219	R$ 29,456
Non current right of use leases at beginning	221,342	8,552
Current right of use leases at beginning	258,561	38,008
Additions	2,201	171,084
Write offs		(242)
Contractual amendment	8,368	54,720
Payments	(63,597)	(38,257)
Clearing with deposits		(0)
Interest incurred	27,894	33,248
Interest paid
Exchange rate change		(0)
Total right of use leases at ending	233,427	258,561
Current right of use leases at ending	23,840	37,219
Non current right of use leases at ending	R$ 209,587	R$ 221,342
Agreements In Foreign Currency With Purchase Option [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	7.19%	7.24%
Current right of use leases at beginning	R$ 133,884
Non current right of use leases at beginning	1,257,198
Current right of use leases at beginning	1,391,082
Additions	15,643	1,552,433
Write offs	(46,860)
Contractual amendment
Payments	(128,018)	(178,415)
Clearing with deposits
Interest incurred	90,398	64,821
Interest paid	(92,657)	(57,852)
Exchange rate change	(92,632)	10,095
Total right of use leases at ending	1,136,956	1,391,082
Current right of use leases at ending	118,177	133,884
Non current right of use leases at ending	R$ 1,018,779	R$ 1,257,198
Agreements In Foreign Currency With Out Purchase Option [Member]
IfrsStatementLineItems [Line Items]
Weighted average rate	14.30%	11.75%
Current right of use leases at beginning	R$ 1,756,449	R$ 1,999,791
Non current right of use leases at beginning	7,776,848	8,696,745
Current right of use leases at beginning	9,533,297	10,696,536
Additions	574,254	1,334,588
Write offs	(46,007)	2,328
Contractual amendment	(112,290)	(363,625)
Payments	(2,317,084)	(2,600,276)
Clearing with deposits	(64,935)	(23,707)
Interest incurred	1,106,571	1,218,045
Interest paid
Exchange rate change	(615,514)	(730,592)
Total right of use leases at ending	8,058,292	9,533,297
Current right of use leases at ending	1,588,709	1,756,449
Non current right of use leases at ending	R$ 6,469,583	R$ 7,776,848